K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

February 22, 2017

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

Re:	EQ Advisors Trust - Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-215584)

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is an amendment to the Registration Statement for the Trust on Form N-14 (the “Amendment”). The initial Registration Statement on Form N-14 was filed on January 17, 2017. The Amendment includes a Notice of Joint Special Meeting of Shareholders of All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, All Asset Aggressive-Alt 75 Portfolio, and AXA/Pacific Global Small Cap Value Portfolio (the “EQ Trust Acquired Portfolios”), each a series of the Trust, and CharterSM Alternative 100 Moderate Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM International Moderate Portfolio, and CharterSM Real Assets Portfolio, each a series of AXA Premier VIP Trust (the “VIP Trust”), which is another registered investment company in the same group of investment companies as the Trust (together with the EQ Trust Acquired Portfolios, the “Acquired Portfolios”), a Combined Proxy Statement and Prospectus, a Statement of Additional Information, and forms of voting instruction and proxy cards relating to the Joint Special Meeting of Shareholders of the Acquired Portfolios (the “Meeting”).

The Meeting is being held to request shareholder approval of the reorganizations of: (1) the All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, and All Asset Aggressive-Alt 75 Portfolio, each a series of the Trust, and the CharterSM Alternative 100 Moderate Portfolio, a series of VIP Trust, each into the All Asset Growth-Alt 20 Portfolio, a series of the Trust; (2) the CharterSM Income Strategies Portfolio and CharterSM Interest Rate Strategies Portfolio, each a series of VIP Trust, each into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, a series of the Trust; (3) the CharterSM Real Assets Portfolio, a series of VIP Trust, into the EQ/PIMCO Global Real Return Portfolio, a series of the Trust; and (4) the AXA/Pacific Global Small Cap Value Portfolio, a series of the Trust, into the AXA/Horizon Small Cap Value Portfolio, also a series of the Trust.

Page 2 February 22, 2017

Please note that the Meeting also is being held to request shareholder approval of the reorganization of the CharterSM International Moderate Portfolio, a series of VIP Trust, into the CharterSM Moderate Portfolio, also a series of VIP Trust. The Trust and VIP Trust have determined to hold a Joint Special Meeting of Shareholders of the Trust and VIP Trust to consider all of the proposed reorganizations, and to utilize a Combined Proxy Statement and Prospectus that describes all of the proposed reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy Statement and Prospectus, as well as the Letter to Shareholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Amendment also are being filed separately in an amendment to the registration statement on Form N-14 on behalf of VIP Trust (File No. 333-215585) with respect to the reorganization of the CharterSM International Moderate Portfolio into the CharterSM Moderate Portfolio, and include information regarding that reorganization.

The Amendment is being filed to incorporate updated financial information for the Trust and VIP Trust and to respond to staff comments. Our responses to comments received with respect to the Trust’s initial Registration Statement on Form N-14 were previously submitted in separate Correspondence filings dated February 15 and February 17, 2016. This filing has been marked to indicate changes that have been made to the initial Registration Statement filed on January 17, 2017. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

Assuming that our responses to your comments and the changes made in the Amendment meet with your approval, the Trust and its distributor hereby request, pursuant to Rule 461 under the Securities Act of 1933, as amended, that the effective date of the Registration Statement be accelerated to 4:00 P.M. on February 22, 2017 or as soon thereafter as the Commission shall deem appropriate.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague, Fatima Sulaiman, at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha Astwood-Smith, Esq.

Michael Weiner, Esq.

AXA Equitable Funds Management Group, LLC